Transfer of financial assets, assets pledged and received as collateral - Summary of assets pledged as collateral (Details) - Continuing operations [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets Not Freely Disposable [table]
Financial assets pledged	€ 145,560	€ 145,338
Financial assets at fair value through profit or loss, category [member]
Assets Not Freely Disposable [table]
Financial assets pledged	15,334	14,772
Financial assets at fair value through other comprehensive income [member]
Assets Not Freely Disposable [table]
Financial assets pledged	2,320	2,377
Securities at amortised cost [Member]
Assets Not Freely Disposable [table]
Financial assets pledged	4,468	7,023
Cash and balances with central banks [Member]
Assets Not Freely Disposable [table]
Financial assets pledged	465	1,377
Loans And Advances To Banks [Member]
Assets Not Freely Disposable [table]
Financial assets pledged	3,310	3,833
Loans and advances to customers [Member]
Assets Not Freely Disposable [table]
Financial assets pledged	118,868	115,194
Other assets [member]
Assets Not Freely Disposable [table]
Financial assets pledged	€ 796	€ 761